IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Market Risk [line items]
IRC (one-year measure)	$ 208.6	$ 232.4	$ 280.7
Default risk [member]
Market Risk [line items]
IRC (one-year measure)	128.9	153.4	200.2
Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	79.7	79.0	80.5
High risk [member]
Market Risk [line items]
IRC (one-year measure)	279.5
High risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	203.2
High risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	104.9
Low risk [member]
Market Risk [line items]
IRC (one-year measure)	196.5
Low risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	123.4
Low risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	66.5
Average risk [member]
Market Risk [line items]
IRC (one-year measure)	229.2	227.8	263.9	$ 228.5	$ 257.5
Average risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	146.9	157.6	194.9	152.2	194.4
Average risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	$ 82.3	$ 70.2	$ 69.0	$ 76.3	$ 63.1